Contractual obligations	12 Months Ended
Dec. 31, 2025
Contractual Obligations
Contractual obligations

29	Contractual obligations

Accounting policy

Contractual obligations consist of advance payments received by the Company under a silver streaming agreement, signed with a counterparty (the “Streamer”) and by which referential silver contents found in the ore concentrates produced by the Company’s Cerro Lindo mining unit are sold to the Streamer.

Determining the accounting treatment of silver streaming transactions requires the exercise of high degree of judgment.

The Company assesses whether those advances obtained under this agreement should be recognized as contractual obligations (a sale of a non-financial item) or as a financial liability. For that purpose, the Company takes into consideration factors such as which party is exposed to the operational risk, the risk of access to the resources, the price risk, and assesses whether the transaction involves a sale of an own use asset for the counterparty. In those cases, in which the Company concludes that, in essence, the Streamer shares substantially the operational risks, the resource access and price risks, it delivers a non-financial item that qualifies as an “own use” item; any advance payment obtained is recognized as a contractual obligation in the framework of IFRS 15: Revenue from contracts with customers. Otherwise, the Company would recognize a financial liability in the framework of the provisions of IFRS 9: Financial instruments.

When a contractual obligation is recognized, the balance is initially recognized at the amount received, and it is subsequently recognized as revenue when the control of the respective assets is transferred, that is, upon the physical delivery of the nonfinancial item (silver certificate). Contractual obligations are recognized within non-current liabilities, except for the portion of silver certificates that are estimated to be delivered over the 12 months following the balance sheet date.

The advance payment obtained under the silver streaming transaction entered by the Company in 2016 is recognized as contractual obligation to the extent that the risk assessment conducted by management indicates the relevant risks are substantially shared with the Streamer and the qualifying conditions of a sale of an “own use” item are met.

The advance payment was recognized as a Contractual obligation and the corresponding revenues are recognized as the silver is delivered, which is the time that the contractual performance obligations are satisfied. The Company delivers the certificates as the silver contents of its concentrate sales are collected from its customers that buy ore concentrates.

The recognition of interest in contractual obligation is based on the opening balance of the year of the contractual obligations applying a market rate percent, representing the effect of passage of time over the length of the Metal Purchase Agreement.

Determination of the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in return for transferring the promised goods to its counterparty. The transaction price is allocated to each performance obligation based on the relative standalone selling prices. In the silver streaming transaction, the Company has variable considerations related to the production capacity of the mine linked to its LOM and to the LME. IFRS 15 requires that for contracts containing variable considerations, the transaction price be continually updated and re-allocated to the transferred goods. For this purpose, the contractual obligations require an adjustment to the transaction price per unit each time there is a change in the underlying production profile of a mine or the expected metal prices. The change in the transaction price per unit results in a retroactive adjustment to revenues in the period in which the change is made, reflecting the new production profile expected to be delivered under the streaming agreement or the expected metal prices. A corresponding retroactive adjustment is made to accretion expenses, reflecting the impact of the change in the contractual obligation balance.

Critical accounting estimates, assumptions and judgments

The recognition of revenues and of the contractual obligation related to the silver transaction require the use of critical accounting estimates and assumptions including, but not limited to: (i) allocation of revenues on relative prices; (ii) estimate prices for determining the upfront payment; (iii) discount rates used to measure the present value of future inflows and outflows; and (iv) estimates of LOM, reserves and mineral production.

(a)	Composition

In 2016, the Company entered a silver streaming arrangement for the anticipated sale of a portion of the silver contained in the ore concentrates produced by the Cerro Lindo mining unit, which consisted of i) an upfront payment of USD 250,000 and ii) additional payments at the date of each delivery of the ounces of payable silver equivalent to 10% of the spot price at the date of settlement. In addition, by this agreement, sales of silver certificates to Triple Flag are limited to a total of 19.5 million of the ounces that Nexa Peru sells to its customers.

Once that limit is reached, sales under the streaming will be made for 25% of the silver content in the Nexa Peru’s sales of concentrate for a period equivalent to the life of said mining unit. Based on the Company’s current production and delivery estimates, this threshold is expected to be reached during the first semester of 2026.

The changes in the contractual obligation are shown below:

	2025	2024
Balance at the beginning of the year	100,958	117,112
Revenues recognition upon ore delivery	(41,577)	(43,662)
Remeasurement adjustment (i)	24,637	21,084
Interest on contractual obligations – note 10	6,744	6,424
Balance at the end of year	90,762	100,958
Current	18,166	31,686
Non-current	72,596	69,272

(i) As of December 2025, the Company recognized a remeasurement adjustment in its contractual obligations of silver streaming with a corresponding reduction in revenues for an amount of USD 24,637 and an increased in accretion for an amount of USD 6,744 (2024: reduction in revenues for an amount of USD 21,084 and an increase in accretion for an amount of USD 6,424), given the higher long-term prices and the updated mine plan for its Cerro Lindo Mining Unit. According to the Company’s silver streaming accounting policy, prices and changes in the LOM given an update in mine plans are variable considerations and the recognized revenue under the streaming agreement should be adjusted to reflect the updated variables.